Events after Reporting Period (Narrative) (Details) - CAD ($)		1 Months Ended	12 Months Ended
	May 04, 2022	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from private placement			$ 0	$ 656,840	$ 0
Private Placement [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	4,218,470	8,333,333
Equity issuance price per share		$ 0.18
Gross proceeds from private placement	$ 759,325	$ 1,500,000
Warrant purchase price per share		$ 0.4
Term of warrant		3 years